Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (5,669,321)	$ 1,068,753	$ (1,738,771)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	1,720,562	1,817,597	1,675,519
Bad debt expense (recovery)	60,381	(18,455)	21,569
Share-based compensation expense	980,549	2,224,620	787,100
Loss on sale of property and equipment	2,058	56,710	103,145
(Increase) decrease in:
Trade accounts receivable	2,424,912	(3,873,895)	(45,864)
Other receivables	(7,776)	10,147	(1,270)
Income taxes refundable	(726)	(49,281)	0
Inventories	(620,872)	(693,306)	(1,757,483)
Prepaid expenses and other assets	243,778	(81,899)	13,658
Other assets	21,473	0	0
Increase (decrease) in:
Accounts payable and accrued expenses	2,323,012	622,444	(78,129)
Accrued compensation and payroll taxes	(1,725,732)	2,148,321	160,877
Income taxes payable	(6,284)	6,516	(453)
Other noncurrent liabilities	(29,811)	(32,024)	173,031
Net cash provided by (used in) operating activities	(283,797)	3,206,248	(687,071)
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(487,554)	(688,856)	(508,909)
Investment in intangible assets	(62,843)	(45,539)	(74,958)
Net cash used in investing activities	(550,397)	(734,395)	(583,867)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(943,355)	(170,501)	(105,674)
Proceeds from note payable to bank	2,850,000	9,550,000	1,550,000
Principal payments on long-term debt and note payable to bank	(710,961)	(12,500,749)	(1,125,661)
Payments for financing costs	0	(62,802)	(17,500)
Repurchase of common stock	(1,573)	(1,557)	(18,122)
Net cash provided by (used in) financing activities	1,194,111	(3,185,609)	283,043
Net increase (decrease) in cash	359,917	(713,756)	(987,895)
Cash at beginning of year	177,413	891,169	1,879,064
Cash at end of year	537,330	177,413	891,169
Supplemental disclosure of cash flow information:
Cash payments for interest	515,995	503,899	452,918
Income taxes paid, net of refunds	30,483	27,808	15,613
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	$ 0	$ 118,203	$ 45,901